Borrowings (Narrative) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			48 Months Ended														0 Months Ended	12 Months Ended	0 Months Ended								48 Months Ended			0 Months Ended				12 Months Ended								0 Months Ended				0 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		0 Months Ended			3 Months Ended		6 Months Ended	12 Months Ended	15 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2015	May 21, 2012	Jul. 02, 2011	Nov. 23, 2010	Jan. 02, 2010	Dec. 31, 2009	Aug. 31, 2010 ILXA Receivables Loan [Member]	Mar. 31, 2013 Notes Payable - Property Insurance Policy [Member]	Dec. 31, 2012 Notes Payable - Property Insurance Policy [Member]	Oct. 15, 2009 DROT 2009 Notes [Member]	Apr. 27, 2011 DROT 2011 Notes [Member]	Mar. 31, 2013 ILXA Inventory Loan [Member]	Aug. 31, 2010 ILXA Inventory Loan [Member]	Nov. 23, 2010 Pre Acquisition Tempus Acquisition [Member]	Jul. 02, 2011 Notes Payable-RFA fees [Member]	Dec. 31, 2012 Notes Payable-RFA fees [Member]	Apr. 28, 2011 Quorum Facility [Member]	Mar. 31, 2013 Quorum Facility [Member]	Dec. 31, 2012 Quorum Facility [Member]	Sep. 30, 2012 Quorum Facility [Member]	Apr. 27, 2012 Quorum Facility [Member]	Apr. 30, 2010 Quorum Facility [Member]	Sep. 30, 2012 Tempus Inventory Loan [Member]	Jul. 02, 2011 Tempus Inventory Loan [Member]	Aug. 13, 2014 Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member]	Aug. 13, 2010 Senior Notes [Member]	Apr. 11, 2013 Conduit 2008 [Member]	Oct. 14, 2011 Conduit 2008 [Member]	Apr. 28, 2011 Conduit 2008 [Member]	Oct. 16, 2009 Conduit 2008 [Member]	Apr. 12, 2014 Conduit 2008 [Member]	Mar. 31, 2013 Conduit 2008 [Member]	Dec. 31, 2012 Conduit 2008 [Member]	Aug. 31, 2010 Conduit 2008 [Member]	Oct. 15, 2009 Conduit 2008 [Member]	Mar. 27, 2009 Conduit 2008 [Member]	Nov. 03, 2008 Conduit 2008 [Member]	Oct. 15, 2009 2009 DROT Class A [Member]	Oct. 16, 2009 2009 DROT Class B [Member]	Oct. 15, 2009 2009 DROT Class B [Member]	May 21, 2012 DPM Guggenheim Loan [Member]	May 21, 2012 RFA DPM Loan [Member]	Jul. 02, 2011 Tempus Receivables Loan [Member]	Mar. 31, 2013 Tempus Receivables Loan [Member]	Dec. 31, 2012 Tempus Receivables Loan [Member]	Jul. 02, 2011 Participation loan [Member]	Mar. 31, 2012 Tempus Acquisition Loan [Member]	Dec. 31, 2011 Tempus Acquisition Loan [Member]	Dec. 31, 2012 Tempus Acquisition Loan [Member]	Jul. 02, 2011 Tempus Acquisition Loan [Member]	Dec. 31, 2012 Tempus Acquisition [Member]	Nov. 20, 2012 Tempus Acquisition [Member]	Oct. 05, 2012 Tempus Acquisition [Member]	Mar. 31, 2013 Tempus Acquisition [Member]	Dec. 31, 2012 Tempus Acquisition [Member]	Dec. 31, 2011 Tempus Acquisition [Member]	Dec. 31, 2012 Tempus Acquisition [Member]	Dec. 31, 2012 Tempus Acquisition [Member]	Jul. 02, 2011 Tempus Acquisition [Member]	Dec. 31, 2012 Notes Payable - Property Insurance Policy Two [Member]	Dec. 31, 2012 Notes Payable, Other Payables [Member]	Aug. 31, 2011 ILX Acquisition [Member]	Aug. 31, 2010 ILX Acquisition [Member]	Dec. 31, 2012 PMR Acquisition [Member]	May 21, 2012 PMR Acquisition [Member]	Aug. 31, 2010 PMR Acquisition [Member]	Jan. 23, 2013 Issuance of Debt [Member] Subsequent Event [Member] DROT 2013 [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member] ILXA Inventory Loan [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member] ILXA Inventory Loan [Member]	Dec. 31, 2011 Unrestricted Subsidiaries [Member] ILXA Inventory Loan [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member] Tempus Inventory Loan [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member] Tempus Inventory Loan [Member]	Dec. 31, 2011 Unrestricted Subsidiaries [Member] Tempus Inventory Loan [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member] Conduit 2008 [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member] Conduit 2008 [Member]	Dec. 31, 2011 Unrestricted Subsidiaries [Member] Conduit 2008 [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member] DPM Guggenheim Loan [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member] DPM Guggenheim Loan [Member]	Dec. 31, 2011 Unrestricted Subsidiaries [Member] DPM Guggenheim Loan [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member] Tempus Receivables Loan -Payments In Transit [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member] Tempus Receivables Loan -Payments In Transit [Member]	Dec. 31, 2011 Unrestricted Subsidiaries [Member] Tempus Receivables Loan -Payments In Transit [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member] Tempus Receivables Loan [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member] Tempus Receivables Loan [Member]	Dec. 31, 2011 Unrestricted Subsidiaries [Member] Tempus Receivables Loan [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member] Participation loan [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member] Participation loan [Member]	Dec. 31, 2011 Unrestricted Subsidiaries [Member] Participation loan [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member] Tempus Acquisition Loan [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member] Tempus Acquisition Loan [Member]	Dec. 31, 2011 Unrestricted Subsidiaries [Member] Tempus Acquisition Loan [Member]	Mar. 31, 2013 Unrestricted Subsidiaries [Member] Capital Lease Obligations [Member]	Dec. 31, 2012 Unrestricted Subsidiaries [Member] Capital Lease Obligations [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member] DROT 2009 Notes [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member] DROT 2009 Notes [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member] DROT 2009 Notes [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member] DROT 2011 Notes [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member] DROT 2011 Notes [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member] DROT 2011 Notes [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member] Quorum Facility [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member] Quorum Facility [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member] Quorum Facility [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member] DROT 2013 [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member] DROT 2013 [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member] Senior Notes [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member] Senior Notes [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member] Senior Notes [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member] Conduit 2008 [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member] Conduit 2008 [Member]	Dec. 31, 2011 Restricted Subsidiaries [Member] Conduit 2008 [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member] Notes payable insurance policies [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member] Notes payable insurance policies [Member]	Mar. 31, 2013 Restricted Subsidiaries [Member] Notes Payable, Other Payables [Member]	Dec. 31, 2012 Restricted Subsidiaries [Member] Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Requiredpayments																																																																		$ 5,000,000
Debt Instrument, Increase, Additional Borrowings																																																											5,000,000	2,500,000	6,600,000
Business Acquisition, Purchase Price Allocation, Deferred Taxes Asset (Liability), Net, Noncurrent																																																																								13,010,000	13,453,000
Net Cash Provided by (Used in) Operating Activities	10,338,000	20,701,000		9,292,000	24,600,000	9,292,000	66,001,000
Defaulted Timeshare Loans Release Fee, Payment Period																							36 months
Long-term Debt, Gross					819,960,701,000																													425,000,000																																																																							42,489,000	50,025,000	84,464,000	33,296,000						86,233,000	0	425,000,000	425,000,000	425,000,000
Original Debt Discount																																		(2.487%)
Debt Instrument, Unamortized Discount	(673,000)				9,262,196,000	(1,054,000)																											8,509,000	(10,600,000)																																																																				(673,000)	(753,000)	1,054,000	(383,000)	(441,000)	(659,000)	(290,000)	(312,000)	(395,000)						(8,253,000)	(8,509,000)	(9,454,000)
Debt Instrument, Call Feature																																1.060
Debt Instrument, Interest Rate, Stated Percentage									10.00%	10.00%		12.00%			3.15%	3.08%		4.00%	10.00%		0.00%													12.00%												9.31%		12.00%	18.00%									18.00%										3.15%								7.50%							4.50%																									4.00%	4.00%							12.00%			4.50%	4.50%
debt instrument closing fees																																																																			2.00%
Debt Instrument, Exis Fees																																																	10.00%									10.00%
Debt Instrument, Fee Amount																																																	2,100,000
Secured Debt																																			125,000,000	75,000,000				23,600,000	75,000,000	64,600,000	73,400,000	200,000,000	215,400,000									7,500,000																						13,929,000	15,939,000	21,087,000				713,000	4,088,000	959,000	61,237,000	62,211,000	0	(1,506,000)	(1,150,000)	(1,886,000)	40,054,000	44,027,000	63,035,000	(5,749,000)	(5,945,000)	(6,799,000)	49,209,000	50,846,000	42,658,000												55,711,000	52,417,000	31,733,000						22,853,000	70,912,000	21,111,000
Debt Instrument, Maturity Period																																				18 months
Debt Instrument, Renewal Period																																							364 days
Quorum Facility Minimum Aggregate Loan Sale																										80,000,000		60,000,000	40,000,000
Quorum Purchase Price																									89.70%		89.60%
Quorum Purchase Price Fee																									6.10%		6.30%
Long-term Debt, Gross											1,500,000			11,900,000			182,000,000	64,500,000		23,000,000	8,000,000																									169,200,000		12,800,000	71,300,000		74,500,000							41,100,000																	93,600,000
Debt Instrument, Periodic Payment, Principal																																																				300,000	100,000		1,400,000	0	100,000					2,600,000		3,100,000	9,300,000
Debt, Weighted Average Interest Rate																																																																															7.50%	7.50%		4.50%			20.50%	20.50%					10.00%	10.00%					19.80%	19.80%		0.00%	0.00%				9.50%	9.50%					6.10%	6.30%		2.00%	2.00%							3.20%	3.10%	5.60%	5.60%
Original Issue Discount																	900,000
Proceeds from Issuance of Long-term Debt																																															181,100,000.0
Long-term Debt	833,220,000				810,699,000	737,955,000																																											61,300,000
Line of Credit Facility, Maximum Borrowing Capacity																																																	10,000,000									5,500,000
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage																																			0.75%	0.75%
Advance Rate for Securitization																																			85.00%	75.00%
Repayments of Debt																								7,000,000													36,400,000	148,900,000
Participating Interest in Tempus Receivables Loan										10.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum																																																			10.00%
Fair Value Inputs, Discount Rate																						10.00%																																															6.00%
Debt Instrument, Basis Spread on Variable Rate																															5.50%				3.25%	4.00%														6.00%	7.00%
Business Acquisition, Cost of Acquired Entity, Cash Paid																																																																						30,722,000	30,722,000	51,635,000	51,635,000
Business Acquisition, Purchase Price Allocation, Liabilities Assumed																																																																							4,000,000			1,700,000
Other Long-term Debt																															4,300,000																																													5,507,000	5,832,000	7,420,000	2,819,000	2,992,000	3,599,000
LIBOR Floor																														2.00%					0.50%	0.50%														2.00%
LIBOR																																																		4.00%
Cash and Cash Equivalents, at Carrying Value	26,204,000	18,191,000			21,061,000	19,897,000	27,329,000						17,186,000
Financing Receivable, Credit Quality, Additional Information			.10
Debt Instrument, Payment Terms								.4
Debt Instrument, Periodic Payment																																																															$ 300,000